Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets	The following table provides a reconciliation of changes in the fair value of private equity investments classified as FVOCI:

Total
As at December 31, 2022	55
Acquisition	11
As at September 30, 2023	66

Summary of Unrealized Risk Management Positions
Summary of Risk Management Positions

	September 30, 2023			December 31, 2022
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Natural Gas, Condensate and Refined Products	—	49	(49)	2	40	(38)
Power Swap Contracts	4	2	2	1	7	(6)
Renewable Power Contracts	21	—	21	90	—	90
Foreign Exchange Rate Contracts	—	1	(1)	—	—	—
	25	52	(27)	93	47	46

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value
The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

	September 30,	December 31,
As at	2023	2022
Level 2 – Prices Sourced From Observable Data or Market Corroboration	(48)	(44)
Level 3 – Prices Sourced From Partially Unobservable Data	21	90
	(27)	46

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities
The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

Total
As at December 31, 2022	46
Change in Fair Value of Contracts in Place, Beginning of Year	1
Change in Fair Value of Contracts Entered Into During the Period	(76)
Fair Value of Contracts Realized During the Period	1
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	1
As at September 30, 2023	(27)

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions	) Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Realized (Gain) Loss	—	(10)	1	1,628
Unrealized (Gain) Loss	72	(18)	88	(88)
(Gain) Loss on Risk Management	72	(28)	89	1,540
Realized and unrealized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax
The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at September 30, 2023	Sensitivity Range	Increase	Decrease
WCS and Condensate Differential Price	± US$2.50/bbl Applied to Differential Hedges Tied to Production	2	(2)
WCS (Hardisty) Differential Price	± US$5.00/bbl Applied to WCS Differential Hedges Tied to Production	(23)	23
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(5)	5
Natural Gas Basis Price	± US$0.50/Mcf (1) Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$20.00/MWh (2) Applied to Power Hedges	109	(109)
U.S. to Canadian Dollar Exchange Rate	± 0.05 in the U.S. to Canadian Dollar Exchange Rate	26	(30)
(1)One thousand cubic feet (“Mcf”).
(2)One thousand kilowatts of electricity per hour (“MWh”).